Accrued expenses, accounts payable and other liabilities - General (Details) - CNY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Accounts Payable and Accrued Liabilities [Abstract]
Supplier finance program, obligation	¥ 2,302	¥ 1,962
Supplier Finance Program, Obligation, Statement of Financial Position [Extensible Enumeration]	Accrued expenses, accounts payable and other liabilities	Accrued expenses, accounts payable and other liabilities